Commitments, Contingencies, and Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments Contingencies And Leases [Abstract]
Commitments, Contingencies, and Leases

6. Commitments, contingencies, and leases

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties, and other sources are recorded when it is probable that a liability has been incurred and that the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. From time to time, we are subject to various claims that arise in the normal course of business. In the opinion of management, we are unaware of any pending or unasserted claims that would have a material adverse effect on our financial position, liquidity, or results.

Certain executive officers are entitled to payments in the event of termination of employment in connection with a certain change in control.

Our certificate of incorporation and certain contractual arrangements provide for indemnification of our officers and directors for certain events or occurrences. We maintain a directors and officers insurance policy to provide coverage in the event of a claim against an officer of director. Historically, we have not been obligated to make any payments for indemnification obligations, and no liabilities have been recorded for these obligations on the consolidated balance sheets as of September 30, 2020 or December 31, 2019.

Leases

We lease certain facilities under operating lease agreements that expire at various dates through 2028. Some of these arrangements contain renewal options and require us to pay taxes, insurance and maintenance costs. Renewal options were not included in the ROU asset and lease liability calculation.

Operating and short-term rent expenses was $0.9 million and $1.0 million for each of the three-month periods ended September 30, 2020 and 2019, respectively, and $2.7 million for both nine-month periods ended September 30, 2020 and 2019. Short-term rent expense was not material for any of the periods presented.

Supplemental lease information

Cash flow information (in thousands)	Nine months ended September 30, 2020	Nine months ended September 30, 2019
Cash paid for operating lease liabilities	$2,684	$2,345
Right-of-use assets obtained in exchange for operating lease obligations	$—	$2,834

Operating lease information	Nine months ended September 30, 2020	Nine months ended September 30, 2019
Weighted-average remaining lease-term	6.17	7.1
Weighted-average discount rate	5.46%	5.52%

The future maturities of operating lease liabilities are as follows:

(in thousands)	September 30, 2020
2020 (October 1st through December 31st)	$959
2021	3,903
2022	3,037
2023	2,459
2024	2,227
Thereafter	6,934

Total minimum lease payments	$19,519
Less imputed interest	(3,069)

Total lease liabilities	$16,450

6. Commitments, contingencies, and leases

We had unconditional purchase obligations as of December 31, 2019, as follows:

(in thousands)
2020	$2,603
2021	6,587
2022	4,333
2023 and thereafter	—

Total	$13,523

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, penalties, and other sources are recorded when it is probable that a liability has been incurred and that the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. From time to time, we are subject to various claims that arise in the normal course of business. In the opinion of management, we are unaware of any pending or unasserted claims that would have a material adverse effect on our financial position, liquidity, or results.

Certain executive officers are entitled to payments in the event of termination of employment in connection with a certain change in control.

Our certificate of incorporation and certain contractual arrangements provide for indemnification of our officers and directors for certain events or occurrences. We maintain a directors and officers insurance policy to provide coverage in the event of a claim against an officer of director. Historically, we have not been obligated to make any payments for indemnification obligations, and no liabilities have been recorded for these obligations on the consolidated balance sheets as of December 31, 2019 and 2018.

Leases

We lease certain facilities under operating lease agreements that expire at various dates through 2028. Some of these arrangements contain renewal options and require us to pay taxes, insurance and maintenance costs. Renewal options were not included in the ROU asset and lease liability calculation.

We adopted ASC Topic 842, Leases, on January 1, 2019. Operating and short-term rent expense was $3.2 million and $0.3 million, respectively, for the year ended December 31, 2019. Operating rent expense was $2.5 million for the year ended December 31, 2018.

We elected the practical expedient to not provide comparable presentation for periods prior to adoption.

Supplemental lease information

Cash flow information (in thousands)	Year ended December 31, 2019
Cash paid for operating lease liabilities	$3,224
Right-of-use assets obtained in exchange for operating lease obligations	$2,714

Operating lease information	Year ended December 31, 2019
Weighted-average remaining lease-term	6.8 years
Weighted-average discount rate	5.50%

The future maturities of operating lease liabilities are as follows:

(in thousands)	December 31, 2019
2020	$3,643
2021	3,903
2022	3,037
2023	2,459
2024	2,227
Thereafter	6,934

Total minimum lease payments	$22,203
Less imputed interest	(3,780)

Total lease liabilities	$18,423